INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022
Property, plant and equipment
Property, plant and equipment	$ 69,930,709	$ 67,853,835
Gross carrying amount
Property, plant and equipment
Property, plant and equipment	96,833,359	93,634,779	$ 85,587,833	$ 71,521,454
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment	$ (26,902,650)	$ (25,780,944)	$ (22,710,109)	$ (21,613,129)